SHARE OF PROFIT (LOSS) IN JOINT VENTURES	12 Months Ended
Dec. 31, 2023
SHARE OF PROFIT (LOSS) IN JOINT VENTURES
SHARE OF PROFIT (LOSS) IN JOINT VENTURES

15.SHARE OF PROFIT (LOSS) IN JOINT VENTURES

The share of profit (loss) in joint ventures is relating to a capital injection in the Saudi Arabian joint venture in 2023 that was immediately expensed due to the book value of €0 thousand.